STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The Funds’ Prospectus and Statement of Additional Information dated August 4, 2011 are modified to reflect the following:

At its meeting August 9, 2011, the Board of Directors of the Steward Funds voted to amend the Funds’ Compliance Services Agreement (“Agreement”) to provide that the Agreement shall be with CFS Consulting Services, LLC (“CCS”), an affiliate of Capstone Asset Management Company (“CAMCO”), the Funds’ investment adviser. The Agreement was previously with CAMCO. The Agreement was also amended to provide that, in addition to fees to CCS for compliance services, the Funds shall pay the compensation of their Chief Compliance Officer (“CCO”), as well as certain out-of-pocket expenses of CCS and the CCO. The CCO compensation had previously been paid by CAMCO.

The fees payable to CCS by each Fund for its services under the revised Agreement shall be the same as those previously paid to CAMCO. These fees, payable at the end of each calendar month, will continue to be at an annual rate of 0.025% of the average daily net assets of each Fund as determined and computed in accordance with the description of the method of determination of net asset value contained in the Funds’ Prospectus and Statement of Additional Information as in effect from time to time. However, under the revised Agreement, CCS shall additionally reimburse CCS for reasonable expenses incurred by CCS or the CCO related to travel outside the Houston, Texas area in connection with providing services under the Agreement. Such expenses may include transportation, meals, telephone calls, photocopying, binding and shipping of materials in connection with attending meetings of the Board of Directors or a committee thereof, or visits to Fund service providers or custodian.

The revised Agreement also adds a fee for services of the CCO that includes an annual base fee and, if applicable, a Special Additional Fee, as described below. The base annual fee, payable in monthly installments, is at an annual rate based on the number of Funds in the Steward Funds group of investment companies (currently, five Funds). The monthly payments are allocated among the Funds on the basis of their relative net assets as of the end of the month. The schedule for computing total annual base fees payable by the Steward Funds is as follows:

Chief Compliance Officer Annual Base Fee

Funds of Steward Fund Family
First Fund	$18,000
Second Fund	$16,500
Third Fund	$15,000
Fourth Fund	$12,500
Each additional Fund	$10,000

Special Additional Fees

The revised Agreement also provides that additional fees may be charged to an individual Fund that uses a different service provider, has investments in complex securities or that has higher risk compliance issues, as determined by the CCO, subject to approval by the Board of Directors.

The compensation to be paid by the five Steward Funds for CCO services shall consist only of annual base fees totaling $72,000. No Special Additional Fees are currently assessed for the Steward Funds. The fee, payable in monthly installments at the end of each month, will be allocated among the Funds based on their relative net assets for that month.

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

STEWARD LARGE CAP ENHANCED INDEX FUND

SHAREHOLDER FEES	(fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES(1)	(expenses deducted from Fund assets)
	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.50%	0.40%
Total annual Fund operating expenses	0.90%	0.55%

(1)	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$92	$287	$499	$1,109
Institutional Class	$56	$177	$308	$690

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

SHAREHOLDER FEES	(fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES(1)	(expenses deducted from Fund assets)
	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.49%	0.48%
Total annual Fund operating expenses	0.89%	0.63%

(1)	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$91	$284	$494	$1,097
Institutional Class	$64	$202	$352	$787

STEWARD GLOBAL EQUITY INCOME FUND

SHAREHOLDER FEES	(fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES(1)	(expenses deducted from Fund assets)
	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.50%	0.40%
Total annual Fund operating expenses	1.05%	0.70%

(1)	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$107	$335	$580	$1,284
Institutional Class	$72	$224	$390	$872

STEWARD INTERNATIONAL ENHANCED INDEX FUND

SHAREHOLDER FEES	(fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES(1)	(expenses deducted from Fund assets)
	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.51%	0.41%
Total annual Fund operating expenses	1.06%	0.71%

(1)	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$108	$338	$586	$1,296
Institutional Class	$73	$228	$396	$884

STEWARD SELECT BOND FUND

SHAREHOLDER FEES	(fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES(1)	(expenses deducted from Fund assets)
	Individual Class	Institutional Class
Management fees	0.25%	0.25%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.51%	0.42%
Total annual Fund operating expenses	1.01%	0.67%

(1)	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$103	$321	$557	$1,233
Institutional Class	$68	$214	$372	$832